UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

New Era Fund	March 31, 2014

T. Rowe Price New Era Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 98.2%		
AGRICULTURE 2.7%		
Agricultural Products 1.2%		
Archer-Daniels-Midland	519,200	22,528
Bunge Limited	380,100	30,222
		52,750
Fertilizers & Agricultural Chemicals 1.5%		
Monsanto	261,000	29,694
Potash Corporation of Saskatchewan	822,368	29,786
Sociedad Quimica y Minera de Chile, ADR	217,600	6,907
		66,387
Total Agriculture		119,137
CHEMICALS 9.7%		
Specialty Chemicals 9.7%		
Air Products & Chemicals	243,300	28,962
Airgas	797,100	84,899
Celanese, Series A	1,231,300	68,350
Ecolab	696,800	75,247
Flotek Industries (1)	484,400	13,491
International Flavors & Fragrances	95,300	9,117
NewMarket	21,500	8,402
Praxair	435,000	56,972
RPM	1,358,700	56,848
Sherwin-Williams	113,900	22,453
Valspar	92,300	6,657
Total Chemicals		431,398
ENERGY INDUSTRIALS 10.0%		
Construction & Engineering 3.4%		
Babcock & Wilcox	1,365,750	45,343

Jacobs Engineering Group (1)	574,100	36,455
Quanta Services (1)	1,795,600	66,258
		148,056
Construction Materials 3.2%		
Holcim (CHF)	311,584	25,874
Martin Marietta Materials	695,500	89,267
Vulcan Materials	397,500	26,414
		141,555
Industrial Machinery 2.1%		
Flowserve	923,800	72,371
Harsco	897,700	21,033
Oiles (JPY)	12,000	256
		93,660
Metal & Glass Containers 1.3%		
Ball	457,800	25,092
Berry Plastics (1)	1,068,400	24,734
Vidrala (EUR)	156,953	8,435
		58,261
Total Energy Industrials		441,532
ENERGY SERVICES & PROCESSORS 12.6%		
Oil & Gas Drilling 0.8%		
Eurasia Drilling, GDR	626,535	16,099
Patterson-UTI Energy	604,300	19,144
		35,243
Oil & Gas Equipment & Services 7.8%		
AMEC (GBP)	337,964	6,328
Cameron International (1)	747,152	46,152
Computer Modelling (CAD)	188,100	4,961
Core Laboratories	240,900	47,804

Exterran Holdings	735,200	32,260
FMC Technologies (1)	396,900	20,754
Halliburton	941,800	55,463
National Oilwell Varco	226,700	17,653
Schlumberger	1,166,135	113,698
		345,073
Oil & Gas Refining & Marketing 4.0%		
Phillips 66	1,379,000	106,266
Valero Energy	1,374,738	72,998
		179,264
Total Energy Services & Processors		559,580
EXPLORATION & PRODUCTION 29.3%		
Non-U.S. Oil & Gas Exploration & Production 4.1%		
Africa Oil (SEK) (1)	447,917	3,010
ARC Resources (CAD)	324,569	8,940
Energy XXI Bermuda	674,375	15,895
NuVista Energy (CAD) (1)	1,046,900	9,072
Ophir Energy (GBP) (1)	4,483,095	17,933
Premier Oil (GBP)	4,234,525	20,847
Salamander Energy (GBP) (1)	10,004,726	16,950
Santos (AUD)	3,072,646	38,488
Seven Generations Energy, Acquisition Date: 12/18/13 – 4/3/14, Acquisition Cost $11,593 (CAD) (1)(2)(3)	331,318	7,493
Talisman Energy (CAD)	3,052,800	30,431
Tullow Oil (GBP)	1,203,518	15,035
		184,094
U.S. Mixed Exploration & Production 5.0%		
Antero Resources (1)	117,450	7,352
EQT	917,500	88,970
Range Resources	1,118,720	92,820

WPX Energy (1)	1,722,100	31,050
		220,192
U.S. Oil Exploration & Production 20.2%		
Anadarko Petroleum	1,262,800	107,035
Apache	892,900	74,066
Athlon Energy (1)	366,709	13,000
Bonanza Creek Energy (1)	170,000	7,548
Cimarex Energy	815,750	97,164
Concho Resources (1)	914,500	112,026
Continental Resources (1)	281,500	34,982
Diamondback Energy (1)	517,400	34,826
EOG Resources	233,866	45,878
Laredo Petroleum (1)	1,541,900	39,874
Magnum Hunter Resources (1)	889,300	7,559
Matador Resources (1)	926,300	22,685
Oasis Petroleum (1)	1,520,400	63,446
PDC Energy (1)	483,757	30,119
Pioneer Natural Resources	689,200	128,977
RSP Permian (1)	211,500	6,110
SM Energy	950,600	67,768
		893,063
Total Exploration & Production		1,297,349
INTEGRATEDS 11.3%		
Integrated Oil & Gas 11.3%		
BG Group (GBP)	1,829,741	34,125
Chevron	669,800	79,646
Eni (EUR)	2,843,464	71,407
ExxonMobil	1,123,653	109,758
Hess	672,700	55,753
Royal Dutch Shell, ADR	1,806,100	131,954

Total, ADR	250,700	16,446
Total Integrateds		499,089
METALS & MINING 7.9%		
Coal & Consumable Fuels 0.8%		
CONSOL Energy	844,006	33,718
		33,718
Diversified Metals & Mining 4.5%		
BHP Billiton (AUD)	1,908,692	64,621
Constellium (1)	756,100	22,191
Iluka Resources (AUD)	2,193,376	20,175
MMC Norilsk Nickel, ADR	788,254	13,134
Southern Copper	1,662,650	48,400
U.S. Silica Holdings	532,800	20,337
Worthington Industries	302,400	11,567
		200,425
Precious Metals & Minerals 2.6%		
Franco-Nevada (CAD)	788,000	36,210
Fresnillo (GBP)	1,650,369	23,235
Petra Diamonds (GBP) (1)	16,402,916	40,776
Randgold Resources (GBP)	187,307	14,048
		114,269
Total Metals & Mining		348,412
OTHER 3.3%		
Paper & Forest Products 3.3%		
International Paper	862,178	39,557
Kapstone Paper & Packaging (1)	538,300	15,525
MeadWestvaco	601,700	22,648
West Fraser Timber (CAD)	184,500	8,428

Weyerhaeuser, REIT	2,124,879	62,365
		148,523
Total Other		148,523
UTILITIES 9.1%		
Electric Utilities 2.2%		
American Electric Power	714,500	36,196
Entergy	643,900	43,045
PNM Resources	577,800	15,618
		94,859
Gas Utilities 0.9%		
Gail India (INR)	2,444,701	15,340
Infraestructura Energetica Nova (MXN)	4,674,487	24,218
		39,558
Independent Power Producers & Energy Traders 0.9%		
AES	190,234	2,717
NRG Energy	1,142,677	36,337
		39,054
Multi-Utilities 3.5%		
National Grid (GBP)	1,666,323	22,886
NiSource	2,676,400	95,092
PG&E	876,100	37,847
		155,825
Oil & Gas Storage & Transportation 0.9%		
Spectra Energy	1,100,830	40,665
		40,665
Water Utilities 0.7%		
Western Water (1)(2)	2,259	0
Western Water, Warrants, 9/1/15 Acquisition Date: 10/16/09 - 8/24/11 Acquisition Cost $0 (1)(2)(3)	12,766	—

Xylem	886,300	32,279
		32,279
Total Utilities		402,240
Total Miscellaneous Common Stocks 2.3% (4)		100,655
Total Common Stocks (Cost $3,132,562)		4,347,915
BANK LOANS 0.0% (5)		
Western Water, VR, 10.00%, 9/1/15 (1)(2)	2,200,476	–
Total Bank Loans (Cost $1,990)		–
SHORT-TERM INVESTMENTS 0.6%		
Money Market Funds 0.6%		
T. Rowe Price Reserve Investment Fund, 0.06% (6)(7)	26,207,741	26,208
Total Short-Term Investments (Cost $26,208)		26,208
Total Investments in Securities		
98.8% of Net Assets (Cost $3,160,760)		$ 4,374,123

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Level 3 in fair value hierarchy. See Note 2.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $7,493 and represents 0.2% of net assets.

(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(6) Seven-day yield

(7) Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 20, 1969. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2014, totaled $(305,000) for the period ended March 31, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2014, there were no securities on loan.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $3,160,760,000. Net unrealized gain aggregated $1,213,358,000 at period-end, of which $1,255,072,000 related to appreciated investments and $41,714,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014